Transactions with Related Parties (Details) - Schedule of transactions in shareholders account - Previously stated [member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Transactions with Related Parties (Details) - Schedule of transactions in shareholders account [Line Items]
At January 01	$ 71,017,816	$ 70,761,998
Net contributions (distributions) during the period / year	(574,868)	255,818
At June 30 / December 31	70,442,948	71,017,816
Expense paid on behalf of related parties	6,411	5,129
Key management remuneration	$ 654,633	$ 509,343